TRADE AND AMOUNTS RECEIVABLE (Tables)	3 Months Ended	12 Months Ended
	Mar. 31, 2024	Dec. 31, 2023
Schedule of trade and amounts receivable [Table Text Block]
	March 31, 2024	December 31, 2023
Trade accounts receivable	$2,595	$2,299
Allowance for expected credit losses	(317)	(315)
HST/VAT receivable	765	1,840
Other receivables	175	126
Total	$3,218	$3,950

	December 31, 2023	December 31, 2022
Thousands of United States dollars
Trade accounts receivable	$2,299	$4,288
Allowance for expected credit losses	(315)	(1,385)
HST/VAT receivable	1,840	2,294
Other receivables	126	62
Total	$3,950	$5,259

Schedule of aging of trade accounts receivable [Table Text Block]
	March 31, 2024	December 31, 2023
Current	$567	$218
1-30 Days	1,314	588
31-60 Days	236	577
61-90 Days	173	448
91-180 Days	238	401
180+ Days	67	67
Total trade receivables	$2,595	$2,299

	December 31, 2023	December 31, 2022
Thousands of United States dollars
Current	$218	$1,202
1-30 Days	588	838
31-60 Days	577	660
61-90 Days	448	159
91-180 Days	401	321
180+ Days	67	1,108
Total trade receivables	$2,299	$4,288

Schedule of allowance for expected credit losses [Table Text Block]
	December 31, 2023	December 31, 2022
Thousands of United States dollars
Balance at January 1	$(1,385)	$(400)
Current period additions for expected credit losses	(236)	(1,186)
Write-offs charges against allowance	1,282	151
Recoveries collected	24	50
Balance at December 31	$(315)	$(1,385)

TruHC Pharma GmbH [Member]
Schedule of trade and amounts receivable [Table Text Block]
	March 31, 2024	December 31, 2023
VAT receivable	€19,919	€14,551
Other receivables	1,263	4,343
Total	€21,182	€18,894

	December 31, 2023	December 31, 2022
VAT receivable	€14,551	€6,761
Other receivables	4,343	11,638
Total	€18,894	€18,399